Summary of Amounts in Consolidated Balance Sheet due To or From Baxter (Detail) - Baxter $ in Millions	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Inventories	$ 101
Assets to be transferred to Baxalta, held by Baxter	236
Other amounts due from Baxter	161
Due from Baxter International Inc.	397
Liabilities to be transferred to Baxalta, held by Baxter	46
Other amounts due to Baxter	226
Due to Baxter International Inc.	$ 272